Financial Instruments (Details 3) (Recurring basis, Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Total
Assets
Fair value of assets	$ 4,324	$ 2,908
Liabilities
Fair value of liabilities	233,160	307,048
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	4,324	2,908
Liabilities
Fair value of liabilities	$ 233,160	$ 307,048